Basis of Presentation and Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated life	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated life	5 years
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated life	5 years